Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill
Goodwill
13. Goodwill
The changes in the carrying amount of goodwill were as follows:

	JD Retail	N ew Businesses	Total
	RMB	RMB	RMB
Balance as of December 31, 2016
Goodwill	6,527,019	2,593,420	9,120,439
Accumulated impairment loss	—	(2,593,420)	(2,593,420)

	6,527,019	—	6,527,019

Transaction in 2017
Additions	123,551	—	123,551

Balance as of December 31, 2017
Goodwill	6,650,570	2,593,420	9,243,990
Accumulated impairment loss	—	(2,593,420)	(2,593,420)

	6,650,570	—	6,650,570

Transaction in 2018
Impairment	(6,901)	—	(6,901)

Balance as of December 31, 2018
Goodwill	6,650,570	2,593,420	9,243,990
Accumulated impairment loss	(6,901)	(2,593,420)	(2,600,321)

	6,643,669	—	6,643,669

Balance as of December 31, 2019
Goodwill	6,650,570	2,593,420	9,243,990
Accumulated impairment loss	(6,901)	(2,593,420)	(2,600,321)

	6,643,669	—	6,643,669

The Group recorded an impairment charge of nil, RMB6,901 and nil for the years ended December 31, 2017, 2018 and 2019, respectively.